Derivative instruments and hedging activities - Additional information (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2016	Mar. 31, 2016
Derivative instruments and hedging activities
Derivative liability position with credit-risk-related contingent features	¥ 532	¥ 719
Collateral pledged for derivative instruments with credit-risk-related contingent features that are in a liability position	464	587
Additional collateral required to be posted, aggregate fair value	¥ 13	¥ 15